Property, plant and equipment, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Balances	$ 79,612
Balances	80,833	$ 79,612
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balances	191,419	178,396
Acquisitions	8,951	17,117
Disposals	(3,750)	(326)
Transfer from intangible	10	27
Transfer to intangible	(40)	(1,736)
Translation differences and inflation adjustment	6,889	(2,059)
Balances	203,479	191,419
Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balances	(111,807)	(104,097)
Depreciation of the year	10,223	9,830
Disposals	3,093	245
Transfer to intangible	(32)	(624)
Translation differences and inflation adjustment	3,741	(1,251)
Balances	(122,646)	(111,807)
Land building and improvements
Disclosure of detailed information about property, plant and equipment [line items]
Balances	39,767
Balances	43,487	39,767
Land building and improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balances	51,893	50,886
Acquisitions	455	571
Disposals	0	0
Transfer	1,180	2,231
Transfer from intangible	0	0
Transfer to intangible	0	(969)
Translation differences and inflation adjustment	3,636	(826)
Balances	57,164	51,893
Land building and improvements | Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balances	(12,126)	(11,543)
Depreciation of the year	888	810
Disposals	0	0
Transfer to intangible	0	0
Translation differences and inflation adjustment	663	(227)
Balances	(13,677)	(12,126)
Plant and production equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balances	15,179
Balances	16,046	15,179
Plant and production equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balances	62,295	57,459
Acquisitions	3,718	5,996
Disposals	(1,002)	0
Transfer	189	20
Transfer from intangible	0	2
Transfer to intangible	(32)	(394)
Translation differences and inflation adjustment	4,096	(788)
Balances	69,264	62,295
Plant and production equipment | Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balances	(47,116)	(44,517)
Depreciation of the year	3,729	3,605
Disposals	994	0
Transfer to intangible	(29)	(335)
Translation differences and inflation adjustment	3,396	(671)
Balances	(53,218)	(47,116)
Vehicles furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Balances	16,412
Balances	12,976	16,412
Vehicles furniture and fixtures | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balances	51,278	46,715
Acquisitions	2,296	5,135
Disposals	(2,710)	(246)
Transfer from intangible	10	25
Transfer to intangible	(4)	(373)
Translation differences and inflation adjustment	(2,993)	22
Balances	47,877	51,278
Vehicles furniture and fixtures | Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balances	(34,866)	(31,300)
Depreciation of the year	4,150	4,110
Disposals	2,063	245
Transfer to intangible	(3)	(289)
Translation differences and inflation adjustment	(2,049)	(10)
Balances	(34,901)	(34,866)
Works in progress
Disclosure of detailed information about property, plant and equipment [line items]
Balances	2,823
Balances	3,387	2,823
Works in progress | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balances	2,823	1,666
Acquisitions	1,966	3,537
Disposals	0	(80)
Transfer	(1,384)	(2,259)
Transfer from intangible	0	0
Transfer to intangible	(4)	0
Translation differences and inflation adjustment	(14)	(41)
Balances	3,387	2,823
Works in progress | Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balances	0	0
Depreciation of the year	0	0
Disposals	0	0
Transfer to intangible	0	0
Translation differences and inflation adjustment	0	0
Balances	0	0
Others
Disclosure of detailed information about property, plant and equipment [line items]
Balances	5,431
Balances	4,937	5,431
Others | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balances	23,130	21,670
Acquisitions	516	1,878
Disposals	(38)	0
Transfer	15	8
Transfer from intangible	0	0
Transfer to intangible	0	0
Translation differences and inflation adjustment	2,164	(426)
Balances	25,787	23,130
Others | Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balances	(17,699)	(16,737)
Depreciation of the year	1,456	1,305
Disposals	36	0
Transfer to intangible	0	0
Translation differences and inflation adjustment	1,731	(343)
Balances	$ (20,850)	$ (17,699)